Income taxes - Additional information (Details) R$ in Thousands	3 Months Ended
Mar. 31, 2025 BRL (R$)
Disclosure of temporary difference, unused tax losses and unused tax credits [abstract]
Applicable Tax Rate, Income Tax and Social Contribution Taxes, Base Rate	15.00%
Applicable Tax Rate, Income Tax, Additional Tax on Taxable Income Above Threshold Amount	10.00%
Applicable Tax Rate, Social Contribution Taxes, Additional Tax on Taxable Income Above Threshold Amount	9.00%
Thres hold Amount Of Income For Additional Tax Rate	R$ 240